FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Dillard's, Inc. Investment & Employee Stock Ownership Plan
FAIR VALUE MEASUREMENTS
Schedule of plan's investment assets at fair value

	Fair Value Measurements
	At December 31, 2025
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Company common stock (1)	$2,742,549,187	$—	$—	$2,742,549,187
Mutual funds	289,167,714	—	—	289,167,714
Total assets in the fair value hierarchy	$3,031,716,901	—	—	3,031,716,901
Collective trust funds measured at net asset value (2)				572,162,790
Investments at fair value				$3,603,879,691

	Fair Value Measurements
	At December 31, 2024
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Company common stock (1)	$2,093,312,977	$—	$—	$2,093,312,977
Mutual funds	250,803,377	—	—	250,803,377
Total assets in the fair value hierarchy	$2,344,116,354	—	—	2,344,116,354
Collective trust funds measured at net asset value (2)				525,484,091
Investments at fair value				$2,869,600,445

(1)The quoted market price of Company common stock on December 31, 2025 was $606.34 per share and on December 31, 2024 was $431.74 per share. The quoted market price of Company common stock on the latest practical date of June 1, 2026 was $588.19 per share.
(2)In accordance with Accounting Standards Codification, Fair Value Measurement (Subtopic 820-10), certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.